Organization and Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Subsidiaries
Schedule of subsidiaries by business activity

	Percentage of Ownership
	Direct	Total	Reporting Segment	Registered
ARL Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Core Metals Group Holdings, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Cuarzos Industriales de Venezuela, S.A.	—	100.0	Other segments	Venezuela
Ferroatlántica de México, S.A. de C.V.	—	99.9	Other segments	Nueva León - Mexico
Ferroatlántica de Venezuela (FerroVen), S.A.	—	99.9	Other segments	Venezuela
Ferroatlántica do Brasil Mineraçao Ltda.	—	70.0	Other segments	Brazil
Ferroglobe Advanced Materials II, S.L.	—	100.0	Other segments	Spain
Ferroglobe Advanced Materials, S.L.	—	100.0	Other segments	Spain
Ferroglobe Argentina, S.R.L	—	100.0	Other segments	Argentina
Ferroglobe Canada ULC	—	100.0	North America – Silicon Metal	Canada
Ferroglobe Corporate Services, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroglobe Cuarzos Industriales Mining, S.A.U.	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroglobe de Participaciones, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroglobe Finance Company, PLC	—	100.0	Other segments	United Kingdom
Ferroglobe France SAS	—	100.0	Europe – Silicon Metal and Alloys	France
Ferroglobe Germany GmbH (formerly Ferroatlántica Deutschland, GmbH)	—	100.0	Other segments	Germany
Ferroglobe Holding Company, LTD	100	100.0	Other segments	United Kingdom
Ferroglobe Innovation, S.L.	—	100.0	Other segments	Spain
Ferroglobe Mangan Norge A.S.	—	100.0	Europe – Manganese	Norway
Ferroglobe Manganese France S.A.S.	—	100.0	Europe – Manganese	France
Ferroglobe Monzón, S.L.	—	99.9	Europe – Manganese	Madrid - Spain
Ferroglobe Netherlands, B.V.	—	100.0	Other segments	Netherlands
Ferroglobe RAMSA Mining, S.A.	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroglobe South Africa (Pty) Ltd	—	100.0 (*)	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Ferroglobe Spain Metals, S.A.U.	—	100.0	Europe – Manganese and Silicon Metal	Madrid - Spain
Ferroglobe U.S.A Alloys I, Inc	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A Alloys II, Inc (formerly GSM Alloys II, Inc. )	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A ARLR, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A BG, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Bridgeport, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A ECPI, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Financial, Inc.	—	100.0	Other segments	Delaware - U.S.A
Ferroglobe U.S.A GBG Financial, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A LF Resources, Inc	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A LFR, Inc	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Metallurgical, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Metals, LLC.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining Sales, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A MPM, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Quartz, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Sales, Inc.	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A, Inc	—	100.0	Other segments	Delaware - U.S.A
Ferroglobe USA Silica Fume Sales, Inc.	—	100.0	North America – Silicon Metal and Alloys	Florida - U.S.A
FerroManganese Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferroquartz Holdings, Ltd. (Hong Kong)	—	100.0	Other segments	Hong Kong
FerroQuartz Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferrosolar R&D S.L.	—	50.0	Other segments	Spain
FerroTambao, S.A.R.L.	—	90.0	Other segments	Burkina Faso
GBG Holdings, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Globe Metals Enterprises, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
GSM Enterprises Holdings, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
GSM Enterprises, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Huntie (Ningxia) New Material Tech Co. Ltd. (formerly Ningxia Yonvey Coal Industrial Co., Ltd. )	—	98.0	Other segments	China
Kintuck (France) S.A.S.	—	100.0	Europe – Manganese	France
Kintuck A.S.	—	100.0	Europe – Manganese	Norway
Mangshi FerroAtlántica Mining Industry Service Company Limited	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
Quebec Silicon General Partner	—	51.0	North America – Silicon Metal	Canada
Quebec Silicon Limited Partnership	—	51.0	North America – Silicon Metal	Canada
Rebone Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Silicon Technology (Pty.), Ltd.	—	100.0	South Africa – Silicon Metal and Alloys	South Africa
Solsil, Inc.	—	92.4	Other segments	Delaware - U.S.A
Thaba Chueu Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Ultracore Energy S.A.	—	100.0	Other segments	Argentina
West Virginia Alloys, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
WVA Manufacturing, LLC	—	51.0	North America – Silicon Metal	Delaware - U.S.A

(*) 26% of the ownership of the ordinary shares of Ferroglobe South Africa (Pty) Ltd. were transferred to a limited partnership fund (The Palamo Mining Investment Fund No.1 LLP ), while creating preferred shares that are fully retained by Group entity Ferroglobe Spain, S.A.U.

2023 Subsidiaries

	Percentage of Ownership
	Direct	Total	Reporting Segment	Registered
ARL Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Core Metals Group Holdings, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Cuarzos Industriales de Venezuela, S.A.	—	100.0	Other segments	Venezuela
Emix, S.A.S.	—	100.0	Other segments	France
Ferroatlántica de México, S.A. de C.V.	—	100.0	Other segments	Nueva León - Mexico
Ferroatlántica de Venezuela (FerroVen), S.A.	—	99.9	Other segments	Venezuela
Ferroatlántica Deutschland, GmbH	—	100.0	Other segments	Germany
Ferroatlántica do Brasil Mineraçao Ltda.	—	70.0	Other segments	Brazil
Ferroglobe Advanced Materials II, S.L.	—	100.0	Other segments	Spain
Ferroglobe Advanced Materials, S.L.	—	100.0	Other segments	Spain
Ferroglobe Argentina, S.R.L	—	100.0	Other segments	Argentina
Ferroglobe Canada ULC	—	100.0	North America – Silicon Metal	Canada
Ferroglobe Corporate Services, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroglobe Cuarzos Industriales Mining, S.A.U.	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroglobe de Participaciones, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroglobe Finance Company, PLC	—	100.0	Other segments	United Kingdom
Ferroglobe France SAS	—	100.0	Europe – Silicon Metal and Alloys	France
Ferroglobe Holding Company, LTD	100	100.0	Other segments	United Kingdom
Ferroglobe Innovation, S.L.	—	100.0	Other segments	Spain
Ferroglobe Mangan Norge A.S.	—	100.0	Europe – Manganese	Norway
Ferroglobe Manganese France S.A.S.	—	100.0	Europe – Manganese	France
Ferroglobe Monzón, S.L.	—	99.9	Europe – Manganese	Madrid - Spain
Ferroglobe Netherlands, B.V.	—	100.0	Other segments	Netherlands
Ferroglobe RAMSA Mining, S.A.	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroglobe South Africa (Pty) Ltd	—	100.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Ferroglobe Spain Metals, S.A.U.	—	100.0	Europe – Manganese and Silicon Metal	Madrid - Spain
Ferroglobe U.S.A Alloys I, Inc	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A ARLR, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A BG, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Bridgeport, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A ECPI, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Financial, Inc.	—	100.0	Other segments	Delaware - U.S.A
Ferroglobe U.S.A GBG Financial, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A LF Resources, Inc	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A LFR, IN	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Metallurgical, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Metals, LLC.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining Sales, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A MPM, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Quartz, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Sales, Inc.	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A, Inc	—	100.0	Other segments	Delaware - U.S.A
Ferroglobe USA Silica Fume Sales, Inc.	—	100.0	North America – Silicon Metal and Alloys	Florida - U.S.A
FerroManganese Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferroquartz Holdings, Ltd. (Hong Kong)	—	100.0	Other segments	Hong Kong
FerroQuartz Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferrosolar R&D S.L.	—	50.0	Other segments	Spain
FerroTambao, S.A.R.L.	—	90.0	Other segments	Burkina Faso
GBG Holdings, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Globe Metals Enterprises, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
GSM Alloys II, Inc.	—	100.0	North America – Silicon Metal	Delaware - U.S.A
GSM Enterprises Holdings, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
GSM Enterprises, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Kintuck (France) S.A.S.	—	100.0	Europe – Manganese	France
Kintuck A.S.	—	100.0	Europe – Manganese	Norway
Mangshi FerroAtlántica Mining Industry Service Company Limited	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
Ningxia Yonvey Coal Industrial Co., Ltd.	—	98.0	Other segments	China
Quebec Silicon General Partner	—	51.0	North America – Silicon Metal	Canada
Quebec Silicon Limited Partnership	—	51.0	North America – Silicon Metal	Canada
Rebone Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Silicon Technology (Pty.), Ltd.	—	100.0	South Africa – Silicon Metal and Alloys	South Africa
Solsil, Inc.	—	92.4	Other segments	Delaware - U.S.A
Thaba Chueu Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Ultracore Energy S.A.	—	100.0	Other segments	Argentina
West Virginia Alloys, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
WVA Manufacturing, LLC	—	51.0	North America – Silicon Metal	Delaware - U.S.A